BUSINESS COMBINATION, Purchase Price Allocation (Q1) (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2021	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2021
Fair Value of Purchase Consideration [Abstract]
Fair value of purchase consideration	$ 300,000,000
Beaches Development Group LTD [Member]
Fair Value of Purchase Consideration [Abstract]
Fair value of shares		$ 135,000	$ 135,000	$ 135,000
Less: Post combination cost - restricted stocks			(85,000)	(85,000)
Fair value of net shares			50,000	50,000
Cash consideration		155,000	132,000	132,000
Indemnity holdback		23,000	23,000	23,000
Fair value of purchase consideration			205,000	205,000
Fair Value of Assets [Abstract]
Cash		9,000	9,000	9,000
Goodwill			0	0
Intangibles (Software)		$ 196,000	196,000	196,000
Fair value of assets			$ 205,000	$ 205,000